Inventories, Net - Schedule of Inventories, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Inventories, Net [Line Items]
Total	$ 2,423	$ 7,770
Smart electric vehicles [Member]
Schedule of Inventories, Net [Line Items]
Inventory raw materials gross	1,313	175
Vehicles in production [Member]
Schedule of Inventories, Net [Line Items]
Inventory raw materials gross		6,545
Auto parts and other materials [Member]
Schedule of Inventories, Net [Line Items]
Inventory raw materials gross	$ 1,110	$ 1,050